CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	7,899,832	7,899,832
Common stock, no par value	$ 0.00	$ 0.00
Treasury stock, shares	167,700	167,700
Common stock, outstanding	7,732,132	7,732,132
ZHEJIANG TIANLAN
Common stock, authorized	82,572,000	82,572,000
Common stock, issued	82,572,000	82,572,000
Common stock, outstanding	82,572,000	82,572,000